Other liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities	Other liabilities

As at	Note	December 31, 2023	December 31, 2022
Retirement liabilities	14	$106	$77
Long-term portion of reforestation obligations		53	55
Long-term portion of decommissioning obligations		16	15
Long-term portion of lease obligations		26	26
Export duties	26	24	73
Electricity swaps	23	12	4
Other		22	18
		$260	$268
Reforestation and decommissioning obligations
Reforestation and decommissioning obligations relate to our responsibility for reforestation under various timber licences and our obligations related to landfill closure and other site remediation costs.
Accounting policies
Reforestation obligations are measured at the present value of the expected expenditures required to settle the obligations and are accrued and charged to earnings when timber is harvested. The reforestation obligation is accreted over time through charges to finance expense and reduced by silviculture expenditures. Changes to estimates are credited or charged to earnings.
We record a liability for decommissioning obligations in the period a reasonable estimate can be made. The liability is determined using estimated closure and/or remediation costs and discounted using an appropriate discount rate. On initial recognition, the carrying value of the liability is added to the carrying amount of the associated asset and amortized over its useful life, or expensed when there is no related asset. The liability is accreted over time through charges to finance expense and reduced by actual costs of settlement. Changes to estimates result in an adjustment of the carrying amount of the associated asset or, where there is no asset, they are credited or charged to earnings.
Reforestation and decommissioning obligations are discounted at the risk-free rate at the balance sheet date.
Supporting information

		Reforestation		Decommissioning
	Note	2023	2022	2023	2022
Beginning of year		$93	$97	$35	$33
Acquisition	3	3	—	1	—
Transfer to disposal groups held for sale	6	—	—	(2)	—
Liabilities recognized		46	51	3	5
Liabilities settled		(52)	(49)	(1)	(1)
Foreign exchange		2	(6)	1	(2)
End of year		92	93	37	35
Less: current portion		(39)	(38)	(21)	(20)
		$53	$55	$16	$15
The total undiscounted amount of the estimated cash flows required to satisfy these obligations is $137 million (December 31, 2022 - $159 million). The cash flows have been discounted using risk-free rates ranging from 2.50% to 3.88% (2022 - 3.27% to 5.51%).
The timing of reforestation expenditures is based on the estimated period required to ensure the associated areas are well established and attain free to grow status, which is generally between 12 to 15 years. Payments relating to landfill closures and site remediation are expected to occur over periods ranging up to 50 years.